                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
 Certified Shareholder Report of Registered Management Investment Companies

                                    811-6269

                      (Investment Company Act File Number)

                              Cash Trust Series II
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 5/31/06

             Date of Reporting Period: Six months ended 11/30/05
                                       -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Municipal Cash Series II

A Portfolio of Cash Trust Series II

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2005		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009		0.010	0.003	0.007	0.014	0.034
Less Distributions:
Distributions from net investment income	(0.009)		(0.010)	(0.003)	(0.007)	(0.014)	(0.034)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.94%		0.99%	0.35%	0.75%	1.46%	3.44%

Ratios to Average Net Assets:
Net expenses	0.81	% [2]	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	1.85	% [2]	0.97%	0.35%	0.74%	1.44%	3.35%
Expense waiver/reimbursement [3]	0.04	% [2]	0.03%	0.02%	0.03%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$406,574		$409,595	$480,002	$407,992	$451,767	$460,244

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,009.40	$4.08
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.01	$4.10

1 Expenses are equal to the Fund's annualized net expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	81.2%
Municipal Notes	14.7%
Commercial Paper	3.4%
Other Assets and Liabilities--Net [2]	0.7%
TOTAL	100.0%

At November 30, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Net Assets		Moody's Short-Term Ratings [5] as Percentage of Total Net Assets
A-1+	59.2%	Prime-1	86.0%
A-1	31.7%
A-2	2.1%	Prime-2	1.5%
Not rated by S&P	6.3%	Not rated by Moody's	11.8%
Other Assets and Liabilities--Net [2]	0.7%	Other Assets and Liabilities--Net [2]	0.7%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from a NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Of the portfolio's total net assets, 6.2% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate instruments rated VMIG-1 and VMIG-2, respectively.

At November 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.7%
8-30 Days	1.9%
31-90 Days	2.7%
91-180 Days	7.4%
181 Days or more	5.6%
Other Assets and Liabilities--Net [2]	0.7%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3% [1]
		Alabama--2.0%
$120,000		Abbeville, AL, IDB, Monthly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 2.900%, 12/1/2005	$120,000
2,360,000		Birmingham, AL, IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC), 3.200%, 12/2/2005	2,360,000
765,000		Birmingham, AL, IDA, (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/ (Regions Bank, Alabama LOC), 3.140%, 12/1/2005	765,000
365,000		Huntsville, AL, IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 3.200%, 12/2/2005	365,000
1,695,000		Perry County, AL, IDB, (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC), 3.180%, 12/1/2005	1,695,000
2,695,000		St. Clair County, AL, IDB, (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC), 3.160%, 12/1/2005	2,695,000
		TOTAL	8,000,000
		Arizona--6.0%
1,000,000		Arizona Health Facilities Authority, (Series 2005A), Weekly VRDNs (Banner Health)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 2.980%, 12/7/2005	1,000,000
9,870,000		Coconino County, AZ, Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 3.020%, 12/1/2005	9,870,000
1,400,000		Glendale, AZ, IDA Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.050%, 12/1/2005	1,400,000
5,000,000	[2]	Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.090%, 12/2/2005	5,000,000
1,000,000	[2]	Phoenix, AZ, IDA, PT-479 Weekly VRDNs (Sunset Ranch Apartments)/ (FHLMC GTD)/(FHLMC LIQ), 3.090%, 12/1/2005	1,000,000
2,500,000		Pima County, AZ, IDA, (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/(LaSalle Bank, N.A. LOC), 3.050%, 12/1/2005	2,500,000
1,715,000	[2]	Pima County, AZ, IDA, FR/RI-L21 (Series 2000), Weekly VRDNs (Tucson Electric Power Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ), 3.090%, 12/7/2005	1,715,000
299,000	[2]	Pima County, AZ, IDA, Single Family Mortgage (PA-159), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.130%, 12/1/2005	299,000
700,000		Tucson, AZ,IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/ (FHLMC LOC), 3.050%, 12/6/2005	700,000
1,130,000		Tucson, AZ, IDA, MFH Revenue Bonds, (Series 2002A), Weekly VRDNs (Quality Apartment Living LLC)/(FNMA LOC), 3.060%, 12/1/2005	1,130,000
		TOTAL	24,614,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Arkansas--1.3%
$4,100,000		Arkansas Development Finance Authority, (Series 1999A), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC), 3.350%, 12/1/2005	$4,100,000
1,225,000		Arkansas Development Finance Authority, (Series 2000A), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC), 3.350%, 12/1/2005	1,225,000
		TOTAL	5,325,000
		Colorado--0.4%
1,530,000		Colorado HFA, (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 3.150%, 12/1/2005	1,530,000
		District of Columbia--1.2%
5,000,000		Metropolitan Washington, DC, Airports Authority, (Series 2005A), 2.80% CP (J.P. Morgan Chase Bank, N.A. LOC), Mandatory Tender 12/9/2005	5,000,000
		Florida--4.7%
2,850,000	[2]	Escambia County, FL, HFA, (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.140%, 12/7/2005	2,850,000
3,500,000		Greater Orlando, FL, Aviation Authority, Weekly VRDNs (Cessna Aircraft Co.)/ (Textron Inc. GTD), 4.100%, 12/7/2005	3,500,000
2,735,000	[2]	Lee County, FL, Solid Waste System, (Series 2003 FR/RI-L24J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.140%, 12/7/2005	2,735,000
10,000,000		St. Lucie County, FL, Solid Waste Disposal, (Series 2003), Daily VRDNs (Florida Power & Light Co.), 3.050%, 12/1/2005	10,000,000
		TOTAL	19,085,000
		Georgia--4.3%
2,000,000		Fulton County, GA, IDA, (Series 1989), Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC), 3.290%, 12/1/2005	2,000,000
500,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank GTD, J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen GTD and Wachovia Bank N.A. LOCs), 3.000%, 12/7/2005	500,000
4,000,000		Georgia State, (Series 2005A), 3.75% Bonds, 9/1/2006	4,027,872
575,000		Gwinnett County, GA, Development Authority, (Series 2004), Weekly VRDNs (Pak-Lite, Inc.)/(Wachovia Bank N.A. LOC), 3.150%, 12/1/2005	575,000
3,000,000		Kennesaw, GA, Development Authority, (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 3.080%, 12/1/2005	3,000,000
7,500,000		Savannah, GA, EDA, (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 3.100%, 12/7/2005	7,500,000
		TOTAL	17,602,872
		Idaho--0.8%
3,425,000		Minidoka County, ID, IDC, (Series 1998), Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC), 3.300%, 12/1/2005	3,425,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--1.8%
$3,500,000		Aurora City, IL, (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 3.220%, 12/1/2005	$3,500,000
1,925,000		Illinois Development Finance Authority IDB, Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 3.340%, 12/1/2005	1,925,000
1,009,000		Peoria, IL, (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.260%, 12/1/2005	1,009,000
965,000		Upper Illinois River Valley Development Authority, (Series 2001), Weekly VRDNs (Tri-Con Materials, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.260%, 12/1/2005	965,000
		TOTAL	7,399,000
		Indiana--2.7%
920,000		Carmel, IN, (Series 1996-A), Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 3.210%, 12/1/2005	920,000
2,338,000		Franklin, IN, Lakeview I Apartments (Series 1994), Weekly VRDNs (Pedcor Investments LP)/(FHLB of Indianapolis LOC), 3.150%, 12/1/2005	2,338,000
1,345,000		Huntington, IN, (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.250%, 12/1/2005	1,345,000
380,000		Indiana Development Finance Authority, Economic Development Revenue Refunding Bonds, Weekly VRDNs (T. M. Morris Manufacturing Co., Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.270%, 12/1/2005	380,000
4,000,000		Indianapolis, IN, (Series 2004A), Weekly VRDNs (Nora Commons LP)/(LaSalle Bank, N.A. LOC), 3.140%, 12/1/2005	4,000,000
335,000		Tipton, IN, (Series 1997), Weekly VRDNs (MCJS LLC)/(J.P. Morgan Chase Bank, N.A. LOC), 3.260%, 12/1/2005	335,000
1,595,000		Winamac, IN, (Series 1997), Weekly VRDNs (Pulaski Health Foundation, Inc.)/ (Key Bank, N.A. LOC), 3.240%, 12/1/2005	1,595,000
		TOTAL	10,913,000
		Iowa--0.2%
890,000		Iowa Finance Authority, (Series 1998), Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.250%, 12/1/2005	890,000
		Kansas--4.1%
16,838,000	[2]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT), (Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.240%, 12/1/2005	16,838,000
		Kentucky--3.5%
180,000		Boone County, KY, (Series 1996), Weekly VRDNs (Western States Envelope Co.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.300%, 12/1/2005	180,000
8,500,000		Boyd County, KY, (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.080%, 12/7/2005	8,500,000
2,835,000		Henderson, KY, IDRB, (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.160%, 12/1/2005	2,835,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Kentucky--continued
$2,400,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC), 3.170%, 12/1/2005	$2,400,000
300,000		Muhlenberg County, KY, (Series 1997), Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.250%, 12/1/2005	300,000
		TOTAL	14,215,000
		Louisiana--1.0%
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC), 3.050%, 12/7/2005	4,000,000
		Maryland--1.4%
3,185,000		Maryland State Economic Development Corp., (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.240%, 12/2/2005	3,185,000
2,570,000	[2]	Montgomery County, MD, Housing Opportunities Commission, (Series 2004 FR/RI-L5), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.140%, 12/7/2005	2,570,000
		TOTAL	5,755,000
		Massachusetts--1.6%
5,000,000		Massachusetts IFA, (Series 1992B), 2.90% CP (New England Power Co.), Mandatory Tender 1/12/2006	5,000,000
1,465,000		Pittsfield, MA, 3.875% BANs, 3/15/2006	1,469,567
		TOTAL	6,469,567
		Michigan--0.6%
2,500,000	[2]	Detroit, MI, Economic Development Corp., Resource Recovery (MERLOTS Series 2000-A90), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.070%, 12/7/2005	2,500,000
		Minnesota--7.0%
240,000		Byron, MN, Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.150%, 12/1/2005	240,000
25,200,000		Minneapolis, MN, Health Care System, (Series 2005C), Weekly VRDNs (Fairview Health Services)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 2.970%, 12/7/2005	25,200,000
3,000,000		Minnesota State HFA, (Series K), 2.30% TOBs, Mandatory Tender 12/14/2005	3,000,000
		TOTAL	28,440,000
		Mississippi--2.2%
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.140%, 12/1/2005	2,420,000
4,370,000	[2]	Mississippi Home Corp., Roaring Forks (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.190%, 12/1/2005	4,370,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Mississippi--continued
$1,500,000		Mississippi Regional Housing Authority No. II, (Series 2000), 3.30% TOBs (Terrace Park Apartments)/(First Tennessee Bank, N.A. LOC), Optional Tender 5/1/2006	$1,500,000
600,000		Senatobia, MS, Weekly VRDNs (Deltona Lighting Products, Inc.)/(Wachovia Bank N.A. LOC), 3.200%, 12/2/2005	600,000
		TOTAL	8,890,000
		Missouri--1.3%
500,000		Kansas City, MO, IDA, (Series 2004B), Weekly VRDNs (The Bishop Spencer Place, Inc.)/(Commerce Bank, N.A., Kansas City LOC), 3.070%, 12/1/2005	500,000
5,000,000		Southwest City, MO, IDA, (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/ (Wells Fargo Bank, N.A. LOC), 3.250%, 12/1/2005	5,000,000
		TOTAL	5,500,000
		Multi State--10.4%
1,528,000	[2]	BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC), 3.100%, 12/7/2005	1,528,000
1,000,000	[2]	Charter Mac Floater Certificates Trust I, (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.120%, 12/1/2005	1,000,000
7,000,000	[2]	Charter Mac Floater Certificates Trust I, (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.120%, 12/1/2005	7,000,000
7,355,000	[2]	Clipper Tax-Exempt Certificates Trust (AMT MultiState), (Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.240%, 12/1/2005	7,355,000
18,656,000	[2]	Clipper Tax-Exempt Certificates Trust (AMT MultiState), (Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.240%, 12/1/2005	18,656,000
2,475,000	[2]	Clipper Tax-Exempt Certificates Trust (MultiState-AMT), (Series 2005-1), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.240%, 12/1/2005	2,475,000
4,328,000	[2]	Clipper Tax-Exempt Certificates Trust (MultiState-AMT), (Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.190%, 12/1/2005	4,328,000
		TOTAL	42,342,000
		New Hampshire--1.1%
388,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 3.120%, 12/7/2005	388,000
4,000,000		New Hampshire Business Finance Authority, PCR Bonds (1990 Series A), 3.12% CP (New England Power Co.), Mandatory Tender 1/12/2006	4,000,000
		TOTAL	4,388,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Mexico--5.2%
$20,990,972		New Mexico Mortgage Finance Authority, (Series 2005), 4.09% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2006	$20,990,972
		New York--0.5%
1,925,000		New York State Dormitory Authority, (Series 2005), Weekly VRDNs (Park Ridge Hospital, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.050%, 12/1/2005	1,925,000
		Ohio--13.9%
2,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 2004-14), Weekly VRDNs (Columbus, OH City School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.090%, 12/1/2005	2,000,000
1,040,000		Clark County, OH, (Series 1999), Weekly VRDNs (Ohio Masonic Home)/ (AMBAC INS)/(Harris, N.A. LIQ), 3.070%, 12/1/2005	1,040,000
1,920,000		Clark County, OH, 2.75% BANs, 2/23/2006	1,921,074
1,290,000	[2]	Cleveland, OH, Airport System, (PT-799), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.120%, 12/1/2005	1,290,000
5,380,000		Cuyahoga County, OH, Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC), 3.080%, 12/1/2005	5,380,000
4,000,000		Cuyahoga County, OH, IDA Weekly VRDNs (Prince Plating, Inc.)/(Bank of Nova Scotia, Toronto LOC), 3.200%, 12/1/2005	4,000,000
2,610,000		Hamilton County, OH, Hospital Facilities Authority, (Series B) Revenue Bonds, Weekly VRDNs (Health Alliance of Greater Cincinnati)/(MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.000%, 12/7/2005	2,610,000
2,530,000		Hamilton County, OH, (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(LaSalle Bank, N.A. LOC), 3.010%, 12/7/2005	2,530,000
400,000		Hamilton, OH, MFH, (Series 2003B: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 3.200%, 12/1/2005	400,000
1,493,000		Massillon, OH, 3.76% BANs, 11/14/2006	1,498,638
750,000		Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/ (Huntington National Bank, Columbus, OH LOC), 3.340%, 12/1/2005	750,000
1,000,000		Morrow County, OH, 4.00% BANs, 7/18/2006	1,006,398
1,650,000		Muskingum County, OH, 4.00% BANs, 7/18/2006	1,661,771
1,230,000	[2]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.160%, 12/1/2005	1,230,000
1,210,000		Ohio State Higher Educational Facilities Commission, (Series A), Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC), 3.070%, 12/1/2005	1,210,000
980,000		Painesville, OH, (Series 2005-1), 3.25% BANs, 3/23/2006	981,903
2,500,000		Pataskala, OH, 4.00% BANs, 8/31/2006	2,517,269
1,300,000		Perrysburg, OH, 3.65% BANs, 11/9/2006	1,304,728
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$2,310,000		Richland County, OH, 4.25% BANs, 11/7/2006	$2,330,255
1,670,000		Rossford, OH, 4.00% BANs, 6/15/2006	1,678,264
2,000,000		Toledo-Lucas County, OH, Port Authority, Airport Development Revenue Bonds (Series 1996-1), Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 3.110%, 12/1/2005	2,000,000
5,000,000		Trumbull County, OH, Sewer District, 3.75% BANs, 4/4/2006	5,015,687
1,535,000		Union County, OH, 3.20% BANs, 6/7/2006	1,535,000
3,500,000		Wood County, OH, (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/ (Comerica Bank LOC), 3.100%, 12/7/2005	3,500,000
6,985,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003), Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 3.120%, 12/1/2005	6,985,000
		TOTAL	56,375,987
		Oklahoma--0.5%
2,000,000		Oklahoma Development Finance Authority, (Series 2003), 2.42% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Mandatory Tender 12/1/2005	2,000,000
		Oregon--0.4%
1,500,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.200%, 12/1/2005	1,500,000
		Pennsylvania--1.3%
2,270,000		Montgomery County, PA, IDA, (Series 2000), Weekly VRDNs (American Foodservice Corp.)/(Wachovia Bank N.A. LOC), 3.200%, 12/1/2005	2,270,000
345,000		Pennsylvania EDFA, (Series 1998A), Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC), 3.180%, 12/1/2005	345,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 3.150%, 12/7/2005	2,500,000
		TOTAL	5,115,000
		Puerto Rico--0.7%
3,000,000	[2]	Puerto Rico Public Finance Corp., PUTTERs (Series 272), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.200%, 12/1/2005	3,000,000
		South Carolina--2.7%
1,800,000		Berkeley County, SC, IDB, Weekly VRDNs (Nucor Corp.), 3.060%, 12/7/2005	1,800,000
1,000,000		Berkeley County, SC, IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.), 3.060%, 12/7/2005	1,000,000
8,000,000		Berkeley County, SC, IDB, (Series 1998), Weekly VRDNs (Nucor Corp.), 3.060%, 12/7/2005	8,000,000
		TOTAL	10,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		South Dakota--0.1%
$500,000		South Dakota Housing Development Authority, (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen GTD LIQ), 3.080%, 12/1/2005	$500,000
		Tennessee--1.4%
2,135,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.260%, 12/1/2005	2,135,000
3,100,000		Union City, TN, IDB, (Series 1995), Weekly VRDNs (Kohler Co.)/(Wachovia Bank N.A. LOC), 3.200%, 12/1/2005	3,100,000
400,000		Union County, TN, IDB, (Series 1995), Weekly VRDNs (Cooper Container Corp.)/(SunTrust Bank LOC), 3.100%, 12/1/2005	400,000
		TOTAL	5,635,000
		Texas--5.9%
4,980,000	[2]	Bexar County, TX, Housing Finance Corp., PT-2596, Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG GTD LOC), 3.170%, 12/1/2005	4,980,000
2,500,000		Brazos River Authority, TX, (Series 2001A), Weekly VRDNs (TXU Energy Company LLC)/(Wachovia Bank N.A. LOC), 3.050%, 12/7/2005	2,500,000
2,100,000		Dalhart, TX, Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 3.200%, 12/1/2005	2,100,000
1,800,000		Gulf Coast, TX, Waste Disposal Authority, (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.060%, 12/1/2005	1,800,000
2,500,000		Gulf Coast, TX, Waste Disposal Authority, (Series 2001), Daily VRDNs (BP Amoco Corp.)/(BP PLC GTD), 3.060%, 12/1/2005	2,500,000
5,000,000		Houston, TX, Higher Education Finance Corp., (Series 2003A) Tierwester Oaks and Richfield Manor Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 2.750%, 12/1/2005	5,000,000
5,000,000		Texas State Department of Housing & Community Affairs, (Series 2005A), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.080%, 12/1/2005	5,000,000
		TOTAL	23,880,000
		Virginia--3.8%
2,000,000		Alexandria, VA, IDA, (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 3.050%, 12/7/2005	2,000,000
6,250,000		Henrico County, VA, EDA, (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank N.A., New York LOC), 3.030%, 12/7/2005	6,250,000
5,000,000		Henrico County, VA, EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank N.V. LOC), 3.050%, 12/1/2005	5,000,000
2,000,000		James City County, VA, IDA, (Series 1997), Weekly VRDNs (Riverside Health System), 3.130%, 12/7/2005	2,000,000
		TOTAL	15,250,000
		Washington--1.2%
5,000,000	[2]	Clark County, WA, Public Utilities District No. 001, MERLOTS (Series 2001-A116), 3.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		West Virginia--0.9%
$3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 3.180%, 12/1/2005	$3,760,000
		Wisconsin--1.2%
4,000,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997), Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 3.290%, 12/1/2005	4,000,000
1,000,000		Wausau, WI IDA, (Series 2002), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 3.140%, 12/1/2005	1,000,000
		TOTAL	5,000,000
		TOTAL MUNICIPAL INVESTMENTS--99.3% (AT AMORTIZED COST) [3]	403,853,398
		OTHER ASSETS AND LIABILITIES - NET--0.7%	2,720,310
		TOTAL NET ASSETS--100%	$406,573,708

Securities that are subject to the federal alternative minimum tax (AMT) represent 69.8% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by NRSROs or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At November 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.0%	2.0%

Current rate and next reset date shown on variable rate demand notes.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $99,719,000 which represents 24.5% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participation Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$403,853,398
Cash		1,458,992
Income receivable		1,654,674
TOTAL ASSETS		406,967,064
Liabilities:
Income distribution payable	$295,890
Payable for transfer and dividend disbursing agent fees and expenses	12,653
Payable for directors'/trustees' fees	260
Payable for portfolio accounting fees	8,238
Payable for distribution services fee (Note 5)	64,657
Accrued expenses	11,658
TOTAL LIABILITIES		393,356
Net assets for 406,573,901 shares outstanding		$406,573,708
Net Assets Consist of:
Paid-in capital		$406,573,901
Accumulated net realized loss on investments		(2,462)
Undistributed net investment income		2,269
TOTAL NET ASSETS		$406,573,708
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$406,573,708 ÷ 406,573,901 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2005 (unaudited)

Investment Income:
Interest			$5,830,785
Expenses:
Investment adviser fee (Note 5)		$1,093,584
Administrative personnel and services fee (Note 5)		174,507
Custodian fees		11,043
Transfer and dividend disbursing agent fees and expenses		59,206
Directors'/Trustees' fees		4,696
Auditing fees		7,108
Legal fees		4,624
Portfolio accounting fees		43,793
Distribution services fee (Note 5)		437,434
Share registration costs		13,317
Printing and postage		8,494
Insurance premiums		5,525
Miscellaneous		4,403
TOTAL EXPENSES		1,867,734
Waivers (Note 5):
Waiver of investment adviser fee	$(77,565)
Waiver of administrative personnel and services fee	(7,845)
TOTAL WAIVERS		(85,410)
Net expenses			1,782,324
Net investment income			4,048,461
Net realized gain on investments			1,411
Change in net assets resulting from operations			$4,049,872

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2005	Year Ended 5/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,048,461	$4,673,912
Net realized gain (loss) on investments	1,411	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,049,872	4,673,912
Distributions to Shareholders:
Distributions from net investment income	(4,049,329)	(4,670,653)
Share Transactions:
Proceeds from sale of shares	1,557,190,212	2,593,132,401
Net asset value of shares issued to shareholders in payment of distributions declared	3,865,161	4,250,806
Cost of shares redeemed	(1,564,076,823)	(2,667,793,490)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,021,450)	(70,410,283)
Change in net assets	(3,020,907)	(70,407,024)
Net Assets:
Beginning of period	409,594,615	480,001,639
End of period (including undistributed net investment income of $2,269 and $3,137, respectively)	$406,573,708	$409,594,615

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005 (unaudited)

1. ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At November 30, 2005, capital paid-in aggregated $406,573,901.

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2005	Year Ended 5/31/2005
Shares sold	1,557,190,212	2,593,132,401
Shares issued to shareholders in payment of distributions declared	3,865,161	4,250,806
Shares redeemed	(1,564,076,823)	(2,667,793,490)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,021,450)	(70,410,283)

4. FEDERAL TAX INFORMATION

At May 31, 2005, the Fund had a capital loss carryforward of $(3,873) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ (908)
2012	$ (2,663)
2013	$ (302)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2005, the adviser voluntarily waived $77,565 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.20% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the six months ended November 30, 2005, FSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended November 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $533,960,000 and $664,365,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Trustees, upon the recommendation of the Audit Committee and completion of the audit for May 31, 2005, appointed Ernst &Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended May 31, 2004 and May 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with the reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending May 31, 2006. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005, and the interim period commencing June 1, 2005 and ending July 19, 2005, neither the Fund nor anyone on it's behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned of the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147552103

1121604 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Treasury Cash Series II

A Portfolio of Cash Trust Series II

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2005		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.011		0.002		0.007	0.018		0.051
Net realized and unrealized gain on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.001	0.000	[1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.011		0.002		0.008	0.018		0.051
Less Distributions:
Distributions from net investment income	(0.013)		(0.011)		(0.002)		(0.007)	(0.018)		(0.051)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.001)	(0.000	) [1]	--
TOTAL DISTRIBUTIONS	(0.013)		(0.011)		(0.002)		(0.008)	(0.018)		(0.051)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.35%		1.14%		0.23%		0.78%	1.79%		5.27%

Ratios to Average Net Assets:
Net expenses	0.83	% [3]	0.83%		0.83%		0.83%	0.83%		0.83%
Net investment income	2.71	% [3]	1.06%		0.21%		0.74%	1.49%		5.18%
Expense waiver/reimbursement [4]	0.03	% [3]	0.01%		0.02%		0.01%	0.01%		0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$297,804		$210,021		$300,282		$381,494	$437,078		$153,744

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees: to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,013.50	$4.19
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.91	$4.20

1 Expenses are equal to the Fund's annualized net expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	96.0%
U.S. Treasury Securities	13.1%
Other Assets and Liabilities--Net [2]	(9.1)%
TOTAL	100.0%

At November 30, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.2%
8-30 Days	11.7%
31-90 Days	11.1%
91-180 Days	0.0%
181 Days or more	4.1%
Other Assets and Liabilities--Net [2]	(9.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2005 (unaudited)

Principal Amount			Value
		U.S. TREASURY--13.1%
		U.S. Treasury Bill-9.0% [1]
$27,000,000		3.980%, 12/15/2005	$26,958,210
		U.S. Treasury Notes-4.1%
12,250,000		2.500% - 2.875%, 5/31/2006 - 11/30/2006	12,140,505
		TOTAL U.S. TREASURY	39,098,715
		REPURCHASE AGREEMENTS--96.0%
20,000,000		Interest in $1,800,000,000 joint repurchase agreement 3.970%, dated 11/30/2005, under which ABN AMRO Bank NV, New York will repurchase U.S. Treasury securities with various maturities to 8/15/2027 for $1,800,198,500 on 12/1/2005. The market value of the underlying securities at the end of the period was $1,836,000,734.	20,000,000
53,942,000		Interest in $2,538,000,000 joint repurchase agreement 3.970%, dated 11/30/2005, under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $2,538,279,885 on 12/1/2005. The market value of the underlying securities at the end of the period was $2,588,760,876.	53,942,000
8,000,000	[2]	Interest in $400,000,000 joint repurchase agreement 4.000%, dated 10/25/2005, under which Credit Suisse First Boston LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2021 for $403,777,778 on 1/19/2006. The market value of the underlying securities at the end of the period was $416,836,508.	8,000,000
57,000,000		Interest in $2,200,000,000 joint repurchase agreement 3.960%, dated 11/30/2005, under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2026 for $2,200,242,000 on 12/1/2005. The market value of the underlying securities at the end of the period was $2,244,247,280.	57,000,000
57,000,000		Interest in $2,000,000,000 joint repurchase agreement 3.960%, dated 11/30/2005, under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $2,000,220,000 on 12/1/2005. The market value of the underlying securities at the end of the period was $2,040,270,152.	57,000,000
9,000,000	[2]	Interest in $500,000,000 joint repurchase agreement 4.000%, dated 10/25/2005, under which Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 8/15/2011 for $504,666,667 on 1/19/2006. The market value of the underlying securities at the end of the period was $510,003,311.	9,000,000
57,000,000		Interest in $1,929,000,000 joint repurchase agreement 3.970%, dated 11/30/2005, under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2020 for $1,929,212,726 on 12/1/2005. The market value of the underlying securities at the end of the period was $1,967,767,576.	57,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$10,000,000	[2]	Interest in $700,000,000 joint repurchase agreement 3.880%, dated 9/28/2005, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 6/15/2009 for $707,393,556 on 1/5/2006. The market value of the underlying securities at the end of the period was $718,998,822.	$10,000,000
8,000,000	[2]	Interest in $240,000,000 joint repurchase agreement 3.960%, dated 10/25/2005, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 9/15/2009 for $241,742,400 on 12/30/2005. The market value of the underlying securities at the end of the period was $246,303,139.	8,000,000
6,000,000	[2]	Interest in $300,000,000 joint repurchase agreement 4.020%, dated 10/28/2005, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $302,512,500 on 1/11/2006. The market value of the underlying securities at the end of the period was $308,000,908.	6,000,000
		TOTAL REPURCHASE AGREEMENTS	285,942,000
		TOTAL INVESTMENTS--109.1% (AT AMORTIZED COST) [3]	325,040,715
		OTHER ASSETS AND LIABILITIES - NET--(9.1)%	(27,237,107)
		TOTAL NET ASSETS--100%	$297,803,608

1 Discount rate at time of purchase.

2 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005 (unaudited)

Assets:
Investments in repurchase agreements	$285,942,000
Investments in securities	39,098,715
Total investments in securities, at amortized cost and value		$325,040,715
Income receivable		301,109
TOTAL ASSETS		325,341,824
Liabilities:
Payable for investments purchased	26,958,210
Income distribution payable	503,298
Payable to bank	16,581
Payable for transfer and dividend disbursing agent fees and expenses	9,216
Payable for distribution services fee (Note 4)	43,667
Accrued expenses	7,244
TOTAL LIABILITIES		27,538,216
Net assets for 297,801,265 shares outstanding		$297,803,608
Net Assets Consist of:
Paid-in capital		$297,801,265
Undistributed net investment income		2,343
TOTAL NET ASSETS		$297,803,608
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$297,803,608 ÷ 297,801,265 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2005 (unaudited)

Investment Income:
Interest			$4,417,627
Expenses:
Investment adviser fee (Note 4)		$623,433
Administrative personnel and services fee (Note 4)		99,471
Custodian fees		9,006
Transfer and dividend disbursing agent fees and expenses		24,870
Directors'/Trustees' fees		3,455
Auditing fees		7,107
Legal fees		3,866
Portfolio accounting fees		30,883
Distribution services fee (Note 4)		240,646
Share registration costs		12,625
Printing and postage		4,011
Insurance premiums		4,883
Miscellaneous		9,780
TOTAL EXPENSES		1,074,036
Waivers (Note 4):
Waiver of investment adviser fee	$(28,567)
Waiver of administrative personnel and services fee	(4,460)
TOTAL WAIVERS		(33,027)
Net expenses			1,041,009
Net investment income			3,376,618
Net realized gain on investments			858
Change in net assets resulting from operations			$3,377,476

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2005	Year Ended 5/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,376,618	$2,497,041
Net realized gain on investments	858	3,591
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,377,476	2,500,632
Distributions to Shareholders:
Distributions from net investment income	(3,375,190)	(2,504,659)
Distributions from net realized gain on investments	(858)	(3,591)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,376,048)	(2,508,250)
Share Transactions:
Proceeds from sale of shares	712,814,540	1,159,641,290
Net asset value of shares issued to shareholders in payment of distributions declared	793,491	481,216
Cost of shares redeemed	(625,827,069)	(1,250,375,350)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	87,780,962	(90,252,844)
Change in net assets	87,782,390	(90,260,462)
Net Assets:
Beginning of period	210,021,218	300,281,680
End of period (including undistributed net investment income of $2,343 and $915, respectively)	$297,803,608	$210,021,218

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005 (unaudited)

1. ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At November 30, 2005, capital paid-in aggregated $297,801,265.

The following table summarizes share activity:

	Six Months Ended 11/30/2005	Year Ended 5/31/2005
Shares sold	712,814,540	1,159,641,290
Shares issued to shareholders in payment of distributions declared	793,491	481,216
Shares redeemed	(625,827,069)	(1,250,375,350)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	87,780,962	(90,252,844)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2005, the Adviser voluntarily waived $28,567 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.20% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the six months ended November 30, 2005, FSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Trustees, upon the recommendation of the Audit Committee, and completion of the audit for May 31, 2005, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended May 31, 2004 and May 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with the reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicted above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending May 31, 2006. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005 and the interim period commencing June 1, 2005 and ending July 19, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147552301

1121606 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series II

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        January 24, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        January 24, 2006